Net fee income (Tables)	6 Months Ended
Jun. 30, 2018
Analysis of income and expense [abstract]
Summary of net fee income

	Half-year to
	30 Jun	30 Jun	31 Dec
	2018	2017	2017
Net fee income by product	$m	$m	$m
Account services	1,156	1,123	1,121
Funds under management	1,149	1,061	1,127
Cards	965	930	1,064
Credit facilities	897	873	845
Broking income	710	564	627
Unit trusts	613	516	494
Underwriting	431	485	344
Global custody	378	326	366
Imports/exports	362	379	357
Remittances	361	372	387
Insurance agency commission	233	209	201
Other	1,214	1,068	1,014
Fee income	8,469	7,906	7,947
Less: fee expense	(1,702)	(1,415)	(1,627)
Net fee income	6,767	6,491	6,320
Net fee income by global business
Retail Banking and Wealth Management	2,795	2,516	2,640
Commercial Banking	1,874	1,774	1,744
Global Banking and Markets	1,745	1,875	1,614
Global Private Banking	389	355	349
Corporate Centre	(36)	(29)	(27)